Investment in associates (Details 1) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Share profit associates	$ 16,129,657	$ 13,317,944	$ 756,348
ECOGAS Group [Member]
IfrsStatementLineItems [Line Items]
Share profit associates	16,857,949	12,693,870	1,082,334
Transportadora de Gas del Mercosur S.A. [Member]
IfrsStatementLineItems [Line Items]
Share profit associates	$ (728,292)	$ 624,074	$ (325,986)